NOTE 12 - Share Capital: Schedule of Movements in ordinary shares (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Movements in ordinary shares

Balance as of December 31, 2023	13,676,798
Issuance of units of securities (Note 12e)	603,904
Exercise of employee and consultant stock options (Note 12c)	106,132
Conversion of convertible loans into equity (Note 12d)	2,940,882
Balance as of December 31, 2024	17,327,716
Issuance of shares upon vesting of RSUs (Note 12j)	11,114
Exercise of investor warrants (Notes 12h and 12l)	1,291,523
Issuance of shares in public offering (Note 12m)	2,846,854
Exercise of employee and consultant stock options and warrants (Notes 12i and 12k)	19,877
Conversion of convertible loans into equity (Note 12g)	1,169,758
Balance as of December 31, 2025	22,666,842